Lease (Details) - 12 months ended Oct. 31, 2025	USD ($)	CNY (¥)
Lease [Abstract]
Lease borrowing rate	3.50%
Lease term	12 months
Expense related to short-term leases	$ 58,235	¥ 420,184
Unrecognized commitments